Annual Fund Operating Expenses - SA Wellington Strategic Multi-Asset Portfolio	Apr. 30, 2021
Class 1
Operating Expenses:
Management Fees	1.00%
Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.30%
Fee Waivers and/or Expense Reimbursements	0.44%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.86%	[1]
Class 3
Operating Expenses:
Management Fees	1.00%
Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.55%
Fee Waivers and/or Expense Reimbursements	0.44%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%	[1]

[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive its fees and/or reimburse the expenses of the Portfolio until April 30, 2022, so that the Portfolio’s “Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements” do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of Anchor Series Trust’s (the “Trust”) business on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of any such waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This Agreement may be terminated prior to April 30, 2022 by the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.